Other long-term debt - January 2024 Senior Secured Notes (Details) - January 2024 Notes Due on January 25, 2024 at 14.00% [Member] - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 09, 2021	Jan. 25, 2021	Feb. 09, 2021	Dec. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Long-term debt
Debt issuance date	Feb. 09, 2021	Jan. 25, 2021
Debt instrument, aggregate principal amount	$ 270,000		$ 270,000
Stated rate	14.00%		14.00%	14.00%
Debt instrument, frequency of periodic payment			semi-annually
Debt term			3 years
Maturity date			Jan. 25, 2024	Jan. 25, 2024
Effective interest rate	14.49%		14.49%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				xin:AdjustedTreasuryRateMember
minimum percentage of common shares owned by subject to certain qualifications and exceptions and satisfaction				10.00%
Debt instrument redemption amount					$ 3,900	$ 4,820	$ 5,500
Maximum [Member]
Other Long-term debt
Fixed charge coverage ratio				2
Minimum [Member]
Other Long-term debt
Fixed charge coverage ratio				1
Debt Instrument, Redemption, Period One [Member]
Other Long-term debt
Redemption price				100.00%
Debt Instrument, Basis Spread on Variable Rate				1.00%
Debt Instrument, Description of Variable Rate Basis				the Adjusted Treasury Rate (as defined in the January 2024 Indenture)
Redemption terms				At any time prior to January 25, 2024, the Company may at its option redeem the January 2024 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the January 2024 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any January 2024 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such January 2024 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such January 2024 Senior Secured Note, plus all required remaining scheduled interest payments due on such January 2024 Senior Secured Note through the maturity date of the January 2024 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the January 2024 Indenture) plus 100 basis points, over (B) the principal amount of such January 2024 Senior Secured Note on such redemption date.
Debt Instrument, Redemption, Period Two [Member]
Other Long-term debt
Redemption price				114.00%
Redemption terms				At any time prior to January 25, 2024, the Company may redeem up to 35% of the aggregate principal amount of the January 2024 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 114% of the principal amount of the January 2024 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the January 2024 Senior Secured Notes issued on January 25, 2021, remains outstanding after each such redemption.
Debt Instrument, Redemption, Period Two [Member] | Maximum [Member]
Other Long-term debt
Percentage of principal redeemable				35.00%
Debt Instrument, Redemption, Period Two [Member] | Minimum [Member]
Other Long-term debt
Debt instrument carrying amount percentage				65.00%
Applicable Premium | Debt Instrument, Redemption, Period One [Member]
Other Long-term debt
Redemption price				1.00%